Annual Total Returns - CLASS A	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Timothy Plan Small Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	0.54%	4.73%	17.31%	(13.17%)	28.32%	2.00%	28.25%	(15.62%)	13.04%	24.04%
Timothy Plan Large/Mid Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	4.73%	11.60%	13.20%	(11.77%)	26.90%	13.07%	26.87%	(8.90%)	17.51%	8.52%
Timothy Plan Small/Mid Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	15.99%	25.30%	26.42%	(26.02%)	18.02%	36.26%	27.71%	(12.19%)	19.12%	(0.28%)
Timothy Plan Large/Mid Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	11.53%	22.14%	24.05%	(21.57%)	29.08%	22.21%	30.69%	11.47%	16.90%	6.94%
Timothy Plan Growth & Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.12%	3.86%	1.39%	(10.19%)	15.55%	1.19%	13.88%	(11.98%)	6.29%	2.16%
Timothy Plan Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.41%	0.12%	4.86%	(12.12%)	(2.45%)	5.24%	6.14%	(0.67%)	1.73%	2.03%
Timothy Plan High Yield Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.57%	7.96%	12.23%	(12.23%)	5.69%	6.12%	16.59%	(4.66%)	6.22%	13.36%
Timothy Plan International Fund
Prospectus [Line Items]
Annual Return [Percent]	28.34%	6.41%	14.55%	(17.62%)	8.03%	21.71%	22.53%	(18.89%)	23.64%	(1.34%)
Timothy Plan Israel Common Values Fund
Prospectus [Line Items]
Annual Return [Percent]	56.27%	20.94%	(0.96%)	(25.92%)	34.48%	12.36%	32.21%	(7.52%)	27.06%	10.51%
Timothy Plan Defensive Strategies Fund
Prospectus [Line Items]
Annual Return [Percent]	23.96%	5.28%	7.71%	(5.63%)	12.15%	8.83%	13.78%	(7.25%)	4.14%	9.16%
Timothy Plan Strategic Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	12.95%	6.03%	7.66%	(13.74%)	11.70%	8.10%	18.83%	(12.29%)	11.54%	4.67%
Timothy Plan Conservative Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	10.55%	4.31%	6.59%	(12.90%)	7.63%	7.69%	14.77%	(9.24%)	8.29%	5.13%